December 20, 2013

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           Aspiration Funds

Ladies and Gentlemen:

On behalf of Aspiration Funds (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A.  The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

THOMPSON HINE LLP	312 Walnut Street	www.ThompsonHine.com
ATTORNEYS AT LAW	14th Floor	Phone 513.352.6700
	Cincinnati, Ohio 45202-4089	Fax 513.241.4771